Note 7 - Derivative Liability and Fair Value Measurements: Fair value of the preferred stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Derivative Liability Balance Level 3		$ 5,687,262
Derivative, Loss on Derivative	3,923
Stock And Warrants Removed During Period Value Preferred Stock And Warrants	$ (5,691,185)